N-2	6 Months Ended
Jun. 30, 2024 shares
Prospectus [Line Items]
Document Period End Date	Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0000921671
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	The Gabelli Multimedia Trust Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy (Unaudited)

The Gabelli Multimedia Trust is a diversified, closed-end management investment company whose primary objective is long term growth of capital, with income as a secondary objective. The Fund seeks opportunities for long term growth within the context of two main investment universes: companies involved in creativity, as it relates to the development of intellectual property rights (copyrights); and companies involved in distribution as it relates to the delivery of these copyrights. Additionally, the Fund will invest in companies participating in emerging technological advances in interactive services and products.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. Capital. The Fund’s Articles of Incorporation permit the Fund to issue 187,999,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 1,950,000 common shares on the open market when the shares are trading at a discount of 5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund did not repurchase any of its common shares.

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount

Increase in net assets from common shares issued upon reinvestment of distributions	190,679	$1,029,607	370,322	$2,163,733

The Fund’s Articles of Incorporation authorize the issuance of up to 12,001,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series E and Series G Preferred at redemption prices of $25 and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On June 28, 2024, the Fund distributed one transferable right for each of the 28,264,509 shares of common stock outstanding on that date. Four Rights were required to purchase one additional share of common stock at the subscription price of $5.00 per share.

For Series C Preferred Stock, the dividend rates, as set by the auction process that is generally held every seven days, were expected to vary with short term interest rates. Since February 2008, the number of shares of Series C Preferred Stock subject to bid orders by potential holders had been less than the number of shares of Series C Preferred Stock subject to sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series C Preferred Stock for which they have submitted sell orders. Therefore the weekly auctions failed, and the dividend rate had been the maximum rate, which is 175% of the “AA” Financial Composite Commercial Paper Rate on the day of such auction. On June 26, 2024, the Fund redeemed all Series C Preferred Stock at the redemption price of $25,000 per share.

The Fund may redeem at any time, in whole or in part, the Series E Preferred Stock at its liquidation preference. In addition, the Board has authorized the repurchase of the Series E and Series G Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund repurchased and retired 76,863 and 93,612 Series E Preferred at investments of $1,734,454 and $2,198,952, respectively, and at average discounts of approximately 9.90%

and 6.08%, from its liquidation preference. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund repurchased and retired 125,726 and 165,397 Series G Preferred at investments of $2,827,723 and $3,864,002, respectively, at average discounts of approximately 10.08% and 6.62%, respectively, from its liquidation preference.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2024	Net Proceeds	2024 Dividend Rate Range	Dividend Rate at 6/30/2024	Accrued Dividends at 6/30/2024
E 5.125%	September 26, 2017	2,000,000	1,642,071	$48,192,240	Fixed Rate	5.125%	$23,485
G 5.125%	December 20, 2019	2,000,000	1,330,380	$48,148,000	Fixed Rate	5.125%	$18,940

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	28,264,509
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Articles of Incorporation authorize the issuance of up to 12,001,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series E and Series G Preferred at redemption prices of $25 and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On June 28, 2024, the Fund distributed one transferable right for each of the 28,264,509 shares of common stock outstanding on that date. Four Rights were required to purchase one additional share of common stock at the subscription price of $5.00 per share.

For Series C Preferred Stock, the dividend rates, as set by the auction process that is generally held every seven days, were expected to vary with short term interest rates. Since February 2008, the number of shares of Series C Preferred Stock subject to bid orders by potential holders had been less than the number of shares of Series C Preferred Stock subject to sell orders. Holders that submitted sell orders had not been able to sell any or all of the Series C Preferred Stock for which they have submitted sell orders. Therefore the weekly auctions failed, and the dividend rate had been the maximum rate, which is 175% of the “AA” Financial Composite Commercial Paper Rate on the day of such auction. On June 26, 2024, the Fund redeemed all Series C Preferred Stock at the redemption price of $25,000 per share.

The Fund may redeem at any time, in whole or in part, the Series E Preferred Stock at its liquidation preference. In addition, the Board has authorized the repurchase of the Series E and Series G Preferred Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund repurchased and retired 76,863 and 93,612 Series E Preferred at investments of $1,734,454 and $2,198,952, respectively, and at average discounts of approximately 9.90%

and 6.08%, from its liquidation preference. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund repurchased and retired 125,726 and 165,397 Series G Preferred at investments of $2,827,723 and $3,864,002, respectively, at average discounts of approximately 10.08% and 6.62%, respectively, from its liquidation preference.

Outstanding Securities [Table Text Block]

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2024	Net Proceeds	2024 Dividend Rate Range	Dividend Rate at 6/30/2024	Accrued Dividends at 6/30/2024
E 5.125%	September 26, 2017	2,000,000	1,642,071	$48,192,240	Fixed Rate	5.125%	$23,485
G 5.125%	December 20, 2019	2,000,000	1,330,380	$48,148,000	Fixed Rate	5.125%	$18,940

Series E Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	E 5.125%
Outstanding Security, Authorized [Shares]	2,000,000
Outstanding Security, Not Held [Shares]	1,642,071
Series G Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	G 5.125%
Outstanding Security, Authorized [Shares]	2,000,000
Outstanding Security, Not Held [Shares]	1,330,380